Jody M. Walker
Attorney At Law
7841 South Garfield Way
                           Centennial, CO 80122
Telephone:  303-850-7637                      Facsimile:  303-220-9902

January 30, 2007

David Lyon
Securities and Exchange Commission
Washington, D.C. 20549

Re:   Globalink, Ltd.
      SB-2, filed amendment number 4, filed January 16, 2006
      File Number 333-133961

Dear Mr. Lyon:

In response to your letter dated January 18, 2007, please note the following:

General - nonaccounting
1. The disclosure has been updated throughout the filing to be current as of December 31, 2006, the date of the latest financial statements provided.

Financial Statements as of August 31, 2006 and February 28, 2006
General - Accounting
2. The filing has been revised to provide updated audited financial information as of the fiscal year end December 31, 2006.

3. The auditor is of the opinion that the financial statements for the year ended December 31, 2006 do not represent a restatement and that all required disclosures have been made in the updated financial statements.

/s/Jody M. Walker
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Jody M. Walker